Schedule of financial instruments, measured at fair value in the statements of financial position (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 26, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	$ 25,541,805	$ 29,372,628
Digital assets, Digital assets loaned and digital assets staked	587,744,739	515,586,931
Equity investments	95,885,076	131,982,050
Public investments, at FVTPL	106,857	272,520
Warrant liability	(3,325,342)	(13,599,316)	$ (4,123,753)
Balance for the period	737,932,374	663,614,813
Other investments	21,978,866
Smart Crypto Fund SP Investment	10,000,373
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Other investments	22,085,723	272,520		$ 778,085
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Other investments	588,141,361	496,934,790		555,838,900
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	141,031,005	180,006,819
Other investments	131,030,632	180,006,819		$ 294,773,144
Fair value of investments [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL
Digital assets, Digital assets loaned and digital assets staked
Equity investments
Public investments, at FVTPL	106,857.00	272,520.00
Warrant liability
Balance for the period	22,085,723	272,520
Other investments	21,978,866.00
Smart Crypto Fund SP Investment
Fair value of investments [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL
Digital assets, Digital assets loaned and digital assets staked	578,140,988	496,934,790
Equity investments
Public investments, at FVTPL
Warrant liability
Balance for the period	588,141,361	496,934,790
Other investments
Smart Crypto Fund SP Investment	10,000,373
Fair value of investments [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Private investments, FVTPL	25,541,805	29,372,628
Digital assets, Digital assets loaned and digital assets staked	9,603,751	18,652,141
Equity investments	95,885,076	131,982,050
Public investments, at FVTPL
Warrant liability	(3,325,342)	(13,599,316)
Balance for the period	127,705,290	$ 166,407,503
Other investments
Smart Crypto Fund SP Investment